Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2024